Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 7: FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written-off and/or reserved.

Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.

Due from related parties, current: The carrying amount of due from related parties, current reported in the balance sheet approximates its fair value due to the short-term nature of these receivables.

Due from related parties, non-current: The carrying amount of due from related parties, non-current reported in the balance sheet approximates its fair value.

Term Loan B facility: The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

The fair value hierarchy is explained as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2018 or December 31, 2017.

	June 30, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$21,731	$21,731	$27,086	$27,086
Restricted cash	$—	$—	10,000	$10,000
Accounts receivable	$1,832	$1,832	$2,357	$2,357
Due from related parties, current	$12,420	$12,420	$20,086	$20,086
Due from related parties, non-current	$2,565	$2,565	$2,565	$2,565
Accounts payable	$2,414	$2,414	$1,999	$1,999
Long-term debt	$196,966	$197,732	$197,510	$199,375

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Fair Value Measurements at June 30, 2018 Using

	Total	Level I	Level II	Level III
Cash and cash equivalents	$21,731	$21,731	$—	$—
Long-term debt	$197,732	$—	$197,732	$—
Due from related parties, current	$12,420	$12,420	$—	$—
Due from related parties, non-current	$2,565	$—	$2,565	$—

Fair Value Measurements at December 31, 2017 Using

	Total	Level I	Level II	Level III
Cash and cash equivalents	$27,086	$27,086	$—	$—
Restricted cash	$10,000	10,000	$—	$—
Long-term debt	$199,375	$—	$199,375	$—
Due from related parties, current	$20,086	$20,086	$—	$—
Due from related parties, non-current	$2,565	$—	$2,565	$—